PETROLEUM & RESOURCES CORPORATION

Board of Directors

Enrique R. Arzac [1,2]	W. Perry Neff [2,4]
Phyllis O. Bonanno [1,3]	Douglas G. Ober [1]
Daniel E. Emerson [1,3]	Landon Peters [2,3]
Thomas H. Lenagh [1,4]	John J. Roberts [1]
W.D. MacCallan [3,4]	Susan C. Schwab [2,4]
Kathleen T. McGahran [2,4]	Robert J.M. Wilson [1,3]
1.	Member of Executive Committee
2.	Member of Audit Committee
3.	Member of Compensation Committee
4.	Member of Retirement Benefits Committee

Officers

Douglas G. Ober	Chairman, President and Chief Executive Officer
Joseph M. Truta	Executive Vice President
Nancy J.F. Prue	Vice President—Research
Lawrence L. Hooper, Jr.	Vice President, General Counsel and Secretary
Maureen A. Jones	Vice President, Chief Financial Officer and Treasurer
Christine M. Sloan	Assistant Treasurer
Geraldine H. Paré	Assistant Secretary

Stock Data

Market Price (3/31/04)	$23.57
Net Asset Value (3/31/04)	$24.71
Discount:	4.6%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO

NASDAQ Mutual Fund Quotation Symbol: XPEOX

Newspaper stock listings are generally under the abbreviation: PetRs

Distributions in 2004

From Investment Income (paid or declared)	$0.17
From Net Realized Gains	0.09

Total	$0.26

2004 Dividend Payment Dates

March 1, 2004

June 1, 2004

September 1, 2004*

December 27, 2004*

*Anticipated

LETTER TO STOCKHOLDERS

We submit herewith the financial statements of the Corporation for the three months ended March 31, 2004. In addition, there is a schedule of investments, along with other financial information.

Net assets of the Corporation at March 31, 2004 were $24.71 per share, compared with $24.06 per share at December 31, 2003 on the 21,736,777 shares outstanding at each date. On March 1, 2004, a distribution of $0.13 per share was paid, consisting of $0.07 from 2003 long-term capital gain, $0.02 from 2003 short-term capital gain, $0.03 from 2003 investment income and $0.01 from 2004 investment income, all taxable in 2004. A 2004 investment income dividend of $0.13 per share has been declared to shareholders of record May 17, 2004, payable on June 1, 2004.

Net investment income for the three months ended March 31, 2004 amounted to $1,873,966, compared with $1,627,272 for the same period in 2003. These earnings are equal to $0.09 and $0.08 per share on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2004 amounted to $7,098,540, the equivalent of $0.33 per share.

The Annual Meeting, held on March 30, 2004 in Baltimore, was well attended. The Corporation marked its 75th year anniversary at the meeting, having commenced operations as an investment company in January 1929. The results of the voting at the Annual Meeting are shown on page 12.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.peteres.com. Also available at the website are a brief history of the Corporation, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 13 of this report.

Effective March 10, 2004, Edward J. Kelly, III, resigned from the Board of Directors due to time constraints from his position as President and Chief Executive Officer of Mercantile Bankshares Corporaion. Mr. Kelly served on our Board from 2001 to 2004 and his many contributions to the Board will be greatly missed.

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the Corporation is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

Douglas G. Ober,

Chairman, President and

Chief Executive Officer

April 16, 2004

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2004

(unaudited)

Assets
Investments* at value:
Common stocks and convertible securities
(cost $285,883,538)	$479,135,445
Short-term investments (cost $57,529,650)	57,529,650
Securities lending collateral (cost $42,637,274)	42,637,274	$579,302,369

Cash		242,394
Receivables:
Investment securities sold		320,999
Dividends and interest		763,226
Prepaid expenses and other assets		981,118

Total Assets		581,610,106

Liabilities
Open written option contracts at value (proceeds $270,176)		316,635
Obligations to return securities lending collateral		42,637,274
Accrued expenses		1,435,292

Total Liabilities		44,389,201

Net Assets		537,220,905

Net Assets
Common Stock at par value $1.00 per share, authorized 50,000,000 shares; issued and outstanding 21,736,777 shares		$21,736,777
Additional capital surplus		312,813,521
Undistributed net investment income		2,505,248
Undistributed net realized gain on investments		6,959,911
Unrealized appreciation on investments		193,205,448

Net Assets Applicable to Common Stock		$537,220,905

Net Asset Value Per Share of Common Stock		$24.71

* See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

Three Months Ended March 31, 2004

(unaudited)

Investment Income
Income:
Dividends	$2,540,679
Interest and other income	168,062

Total income	2,708,741

Expenses:
Investment research	235,063
Administration and operations	226,489
Directors’ fees	82,500
Reports and stockholder communications	98,324
Transfer agent, registrar and custodian expenses	48,008
Auditing and accounting services	20,967
Legal services	6,237
Occupancy and other office expenses	69,818
Travel, telephone and postage	10,249
Other	37,120

Total expenses	834,775

Net Investment Income	1,873,966

Realized Gain and Change in Unrealized Appreciation on Investments
Net realized gain on security transactions	7,098,540
Change in unrealized appreciation on investments	8,132,898

Net Gain on Investments	15,231,438

Change in Net Assets Resulting from Operations	$17,105,404

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Three Months Ended March 31, 2004	Year Ended December 31, 2003
	(unaudited)

From Operations:
Net investment income	$1,873,966	$8,134,186
Net realized gain on investments	7,098,540	17,219,079
Change in unrealized appreciation on investments	8,132,898	66,291,943

Change in net assets resulting from operations	17,105,404	91,645,208

Distributions to Stockholders from:
Net investment income	(869,470)	(8,108,325)
Net realized gain from investment transactions	(1,956,308)	(17,260,893)

Decrease in net assets from distributions	(2,825,778)	(25,369,218)

From Capital Share Transactions:
Value of shares issued in payment of distributions	—	9,783,141
Cost of shares purchased (Note 4)	—	(4,393,315)

Change in net assets from capital share transactions	—	5,389,826

Total Increase in Net Assets	14,279,626	71,665,816

Net Assets:
Beginning of period	522,941,279	451,275,463

End of period (including undistributed net investment income of $2,505,248 and $1,500,752, respectively)	$537,220,905	$522,941,279

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation’s investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation’s registration statement.

Security Valuation—Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income—Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.    FEDERAL INCOME TAXES

The Corporation’s policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 2004 was $386,337,274, and net unrealized appreciation aggregated $193,235,271, of which the related gross unrealized appreciation and depreciation were $208,618,221 and $15,382,950, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation’s capital accounts to reflect income and gains available for distribution under income tax regulations.

3.    INVESTMENT TRANSACTIONS

The Corporation’s investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2004 were $19,774,316 and $15,433,964, respectively. Options may be written (sold) or purchased by the Corporation. The Corporation, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of March 31, 2004 can be found on page 10.

Transactions in written covered call and collateralized put options during the three months ended March 31, 2004 were as follows:

	Covered Calls		Collateralized Puts
	Contracts	Premiums	Contracts	Premiums
Options outstanding, December 31, 2003	550	$62,932	350	$36,992
Options written	1,315	173,380	872	92,330
Options expired	(50)	(6,733)	(200)	(20,999)
Options exercised	(450)	(51,733)	(150)	(15,993)

Options outstanding, March 31, 2004	1,365	$177,846	872	$92,330

4.    CAPITAL STOCK

The Corporation has 5,000,000 authorized and unissued preferred shares without par value.

On December 27, 2003, the Corporation issued 450,110 shares of its Common Stock at a price of $21.735 per share (the average market price on December 8, 2003) to stockholders of record on November 24, 2003 who elected to take stock in payment of the distribution from 2003 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2004 and 2003 were as follows:

	Shares		Amount
	Three months ended March 31, 2004	Year ended December 31, 2003	Three months ended March 31, 2004	Year ended December 31, 2003
Shares issued in payment of dividends	—	450,110	$ —	$9,783,141
Shares purchased (at a weighted average discount from net asset value of 8.2% in 2003)	—	(223,400)	—	(4,393,315)

Net change	—	226,710	$—	$5,389,826

There were no shares held by the Corporation at March 31, 2004 or December 31, 2003.

The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

issuance of options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporation’s Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 2004, there were 129,447 options outstanding at a weighted average exercise price of $18.35 per share. During the three months ended March 31, 2004, the Corporation granted options including stock appreciation rights for 14,767 shares of Common Stock with an original exercise price of $23.02. During the three months ended March 31, 2004, stock appreciation rights relating to 500 stock option shares were exercised at a market price of $23.84 per share and the stock options relating to these rights with an exercise price of $8.31 per share were cancelled. At March 31, 2004, there were outstanding exercisable options to purchase 61,705 common shares at $10.83-$24.44 per share (weighted average price of $17.24) and unexercisable options to purchase 82,009 common shares at $15.05-$24.44 per share (weighted average price of $19.74). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 5.13 years and 6.77 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the three months ended March 31, 2004 was $75,237. At March 31, 2004, there were 264,847 shares available for future option grants.

5.    RETIREMENT PLANS

The Corporation’s non-contributory qualified defined benefit pension plan covers substantially all full-time employees with at least one year of service. Benefits are based on length of service and compensation during the last five years of employment. The Corporation’s policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Corporation deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. As of March 31, 2004, no contributions to the plan have been made. The Corporation anticipates making a contribution to the plan in 2004. The amount of the contribution is contingent on the outcome of pending legislation and, therefore, cannot yet be determined.

In addition, the Corporation has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan.

The following table aggregates the components of the plans’ net periodic pension cost for the three months ended March 31:

March 31, 2004
Service Cost	$34,270
Interest Cost	61,356
Expected return on plan assets	(54,199)
Amortization of prior service cost	14,463
Amortization of net loss	33,182

Net periodic pension cost	$89,072

The Corporation also sponsors a defined contribution plan that covers substantially all employees. For the three months ended March 31, 2004, the Corporation expensed matching contributions of $13,747. The Corporation does not provide postretirement medical benefits.

6.    EXPENSES

The cumulative amount of accrued expenses at March 31, 2004 for employees and former employees of the Corporation was $1,261,821. Aggregate remuneration paid or accrued during the three months ended March 31, 2004 to directors and key employees amounted to $283,873.

7.    PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At March 31, 2004, the Corporation had securities on loan of $41,877,600 and held collateral of $42,637,274, consisting of repurchase agreements, time deposits and commercial paper.

FINANCIAL HIGHLIGHTS

	Three Months Ended
	(unaudited)
	March 31, 2004		March 31, 2003	Year Ended December 31
				2003	2002	2001	2000	1999
Per Share Operating Performance*

Net asset value, beginning of period	$24.06		$20.98	$20.98	$24.90	$32.69	$26.32	$22.87

Net investment income	0.09		0.08	0.38	0.42	0.49	0.37	0.48

Net realized gains and change in unrealized appreciation	0.69		(0.48)	3.89	(3.20)	(6.81)	7.67	4.67

Total from investment operations	0.78		(0.40)	4.27	(2.78)	(6.32)	8.04	5.15

Less distributions

Dividends from net investment income	(0.04)		(0.04)	(0.38)	(0.43)	(0.43)	(0.39)	(0.48)

Distributions from net realized gains	(0.09)		(0.09)	(0.81)	(0.68)	(1.07)	(1.35)	(1.07)

Total distributions	(0.13)		(0.13)	(1.19)	(1.11)	(1.50)	(1.74)	(1.55)

Capital share repurchases	—		—	0.02	0.01	0.06	0.28	0.01

Reinvestment of distributions	—		—	(0.02)	(0.04)	(0.03)	(0.21)	(0.16)

Total capital share transactions	—		—	0.00	(0.03)	0.03	0.07	(0.15)

Net asset value, end of period	$24.71		$20.45	$24.06	$20.98	$24.90	$32.69	$26.32

Per share market price, end of period	$23.57		$19.19	$23.74	$19.18	$23.46	$27.31	$21.50

Total Investment Return

Based on market price	(0.2)%		0.7%	30.8%	(13.7)%	(8.7)%	36.1%	13.3%

Based on net asset value	3.3%		(1.9)%	21.2%	(11.1)%	(19.0)%	33.1%	23.8%

Ratios/Supplemental Data

Net assets, end of period (in 000’s)	$537,221		$438,962	$522,941	$451,275	$526,492	$688,173	$565,075

Ratio of expenses to average net assets	0.63%	†	0.68%†	0.74%	0.49%	0.35%	0.59%	0.43%

Ratio of net investment income to average net assets	1.42%	†	1.47%†	1.75%	1.84%	1.67%	1.24%	1.86%

Portfolio turnover	13.27%	†	3.89%†	10.20%	9.69%	6.74%	7.68%	11.89%

Number of shares outstanding at end of period (in 000’s)*	21,737		21,461	21,737	21,510	21,148	21,054	21,471

*Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.

†Ratios presented on an annualized basis.

SCHEDULE OF INVESTMENTS

March 31, 2004

(unaudited)

	Prin. Amt. or Shares	Value (A)
Stocks And Convertible Securities — 89.2%
Energy — 75.4%
Internationals — 25.5%
BP plc ADR (B)	590,000	$30,208,000
ChevronTexaco Corp.	290,000	25,456,200
Exxon Mobil Corp.	1,050,000	43,669,500
Royal Dutch Petroleum Co. ADR	410,000	19,507,800
“Shell” Transport and Trading Co., plc ADR	135,000	5,387,850
Total S.A. ADR (B)	140,000	12,880,000

		137,109,350

Domestics — 8.4%
Amerada Hess Corp.	125,000	8,160,000
ConocoPhillips	285,000	19,895,850
Kerr McGee Corp.	177,153	9,123,380
Murphy Oil Corp.	65,000	4,093,050
Unocal Capital Trust $3.125 Conv. Pfd.	72,540	3,767,546

		45,039,826

Producers — 13.7%
Apache Corp.	190,000	8,202,300
Burlington Resources Inc.	133,400	8,488,242
Devon Energy Corp.	198,720	11,555,568
EOG Resources, Inc.	200,000	9,178,000
Noble Energy, Inc.	141,000	6,641,100
Occidental Petroleum Corp.	200,000	9,210,000
Pioneer Natural Resources Co. (C)	296,000	9,560,800
Stone Energy Corp. (C)	104,300	5,158,678
XTO Energy Inc.	218,900	5,525,036

		73,519,724

Distributors — 15.1%
AGL Resources Inc.	250,000	7,255,000
Duke Energy Corp. 8.25% Conv. Pfd. due 2004	160,000	2,368,000
Duke Energy Corp.	115,000	2,599,000
Energen Corp.	200,000	8,250,000
Equitable Resources Inc.	250,000	11,105,000
Keyspan Corp.	220,000	8,408,400
Kinder Morgan, Inc.	77,300	4,871,446
MDU Resources Group, Inc.	300,000	7,047,000
National Fuel Gas Co.	200,000	4,920,000
New Jersey Resources Corp.	277,500	10,489,500
Questar Corp.	200,000	7,288,000
TECO Energy, Inc. (B)	200,000	2,926,000
Williams Companies, Inc. 9.0% FELINE PACS due 2005 (B)	120,000	1,528,800
Williams Companies, Inc.	200,000	1,914,000

		80,970,146

Services — 12.7%
Baker Hughes, Inc.	130,000	4,742,400
BJ Services Co. (C)	370,000	16,009,900

	Prin. Amt. or Shares	Value (A)

GlobalSantaFe Corp.	200,000	$5,554,000
Grant Prideco Inc. (C)	308,000	4,774,000
Nabors Industries Ltd. (C)	125,000	5,718,750
Noble Corp. (C)	135,000	5,186,700
Schlumberger Ltd.	280,000	17,878,000
Weatherford International, Ltd. (C)	205,000	8,616,150

		68,479,900

Basic Industries — 13.8%
Basic Materials & Other — 10.1%
Air Products and Chemicals, Inc.	125,000	6,265,000
Albemarle Corp.	200,000	5,800,000
Aqua America, Inc.	330,000	7,154,400
Arch Coal Inc.	250,000	7,847,500
General Electric Co.	454,800	13,880,496
Ingersoll-Rand Co. Ltd.	78,000	5,276,700
Rohm & Haas Co.	200,000	7,968,000

		54,192,096

Paper and Forest Products — 3.7%
Boise Cascade Corp. 7.5% ACES due 2004	51,000	2,593,350
Boise Cascade Corp.	205,000	7,103,250
Smurfit-Stone Container Corp. (C)	197,675	3,477,103
Temple-Inland Inc.	105,000	6,650,700

		19,824,403

Total Stocks And Convertible Securities
(Cost $285,883,538) (D)		479,135,445

Short-Term Investments — 10.7%
U.S. Government Obligations — 1.3%
U.S. Treasury Bills, 0.85%, due 5/20/04	$7,000,000	6,991,901

Certificates of Deposit — 1.0%
Mercantile-Safe Deposit & Trust Co., 0.85%, due 6/7/04	$5,550,000	5,550,000

Commercial Paper — 8.4%
AIG Funding Inc., 1.00%, due 4/8/04-4/22/04	$2,200,000	2,198,872
American General Finance Corp., 1.00-1.01%, due 4/8/04-4/20/04	$4,800,000	4,798,321
Cargill Global Funding plc, 0.98%, due 4/29/04	$4,470,000	4,467,036
Caterpillar Financial Services Corp., 0.96%, due 4/22/04	$1,880,000	1,878,947
ChevronTexaco Funding Corp., 0.99%, due 4/1/04	$3,930,000	3,930,000

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2004

(unaudited)

	Prin. Amt.	Value (A)
Exxon Project Investment Corp., 0.94%, due 4/1/04	$1,000,000	$1,000,000
General Electric Capital Corp., 0.95-1.00%, due 4/8/04-4/15/04	3,100,000	3,099,182
General Electric Capital Services Corp., 1.01%, due 4/20/04	3,800,000	3,797,974
GMAC MINT, 1.02%, due 4/13/04-4/20/04	7,000,000	6,997,223
Pfizer Inc., 0.97%, due 4/12/04	5,250,000	5,248,445
Toyota Motor Credit Corp., 0.94-1.00%, due 4/6/04-4/27/04	6,575,000	6,572,072
Unilever Capital Corp., 0.97%, due 4/13/04	1,000,000	999,677

		44,987,749

Total Short-Term Investments
(Cost $57,529,650)		57,529,650

Securities Lending Collateral — 7.9%
Repurchase Agreements
Daiwa Securities America Inc., 1.11%, due 4/1/04		33,636,921
Time Deposits
Caisse Des Depots et Consign Paris, 1.07%, due 4/9/04		501,233
Dexia Bank Brussels, 1.03%, due 4/5/04		750,601
Fortis Bank Brussels, 1.05%, due 4/27/04		500,943
Societe Generale Singapore, 1.04%, due 4/2/04		500,506

Value (A)
Svenska Handelsbanken Stockholm, 1.07%, due 4/8/04	$501,233
Commercial Paper
Amstel Funding Corp., 1.06%, due 5/17/04	499,299
Citi Corp., 1.04%, due 4/19/04	499,720
Erasmus Capital Corp., 1.03%, due 4/7/04	749,871
Fairway Finance Corp., 1.05%, due 6/4/04	748,540
Giro Multifunding, 1.06%, due 4/15/04	499,767
Hannover Funding, 1.05%, due 4/12/04	499,811
Mane Funding Corp., 1.05%, due 4/20/04	499,706
Scaldis Capital LLC, 1.05%, due 4/15/04	999,533
Sheffield Receivables Corp., 1.03%, due 4/13/04	749,694
Surrey Funding Corp., 1.07%, due 4/8/04	499,896

Total Securities Lending Collateral (Cost $42,637,274)	42,637,274

Total Investments — 107.8%
(Cost $386,050,462)	579,302,369
Cash, receivables and other assets, less liabilities — (7.8)%	(42,081,464)

Net Assets — 100.0%	$537,220,905

Notes:

(A)	See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)	Some or all of these securities are on loan. See note 7 to financial statements.
(C)	Presently non-dividend paying.
(D)	The aggregate market value of stocks held in escrow at March 31, 2004 covering open call option contracts written was $8,221,650. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $4,035,000.

SCHEDULE OF OUTSTANDING OPTION CONTRACTS

March 31, 2004

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date		Appreciation/ (Depreciation)

	COVERED CALLS
150	Amerada Hess Corp.	$ 65	Aug	04	$(41,176)
200	ChevronTexaco Corp.	90	Jun	04	(12,601)
200	EOG Resources, Inc.	50	Jul	04	14,398
100	Kinder Morgan, Inc.	60	May	04	(25,801)
100	Kinder Morgan, Inc.	65	Aug	04	(8,750)
65	Pioneer Natural Resources Co.	35	Jun	04	1,905
250	Royal Dutch Petroleum Co.	50	Apr	04	24,249
200	Stone Energy Corp.	50	Sep	04	(54,301)
100	Total S.A.	100	May	04	10,799

1,365					(91,278)

COLLATERALIZED PUTS
100	BP plc	45	Apr	04	8,699
100	BP plc	45	Jul	04	8,699
150	ConocoPhillips	60	May	04	12,599
200	Murphy Oil Corp.	55	Jul	04	4,849
72	Murphy Oil Corp.	50	Oct	04	1,224
100	Schlumberger Ltd.	55	May	04	6,200
150	Smurfit-Stone Container Corp.	15	Aug	04	2,549

872					44,819

					$(46,459)

CHANGES IN PORTFOLIO SECURITIES

During the Three Months Ended March 31, 2004

(unaudited)

	Shares
	Additions		Reductions	Held March 31, 2004
Air Products and Chemicals, Inc.	50,000			125,000
Apache Corp.	105,000	(1)	20,000	190,000
BP plc ADR	50,000			590,000
ConocoPhillips	25,000			285,000
General Electric Co.	125,000			454,800
Pioneer Natural Resources Co.	5,000			296,000
Smurfit-Stone Container Corp.	197,675			197,675
XTO Energy Inc.	218,900	(2)		218,900
Aqua America, Inc.			51,250	330,000
El Paso Corp.			180,000	—
Ingersoll-Rand Co. Ltd.			22,000	78,000
Royal Dutch Petroleum Co. ADR			190,000	410,000
“Shell” Transport & Trading Co. plc ADR			15,000	135,000
Temple-Inland Inc.			15,000	105,000

(1) By stock split.

(2) Received 26,250 shares by stock split.

HISTORICAL FINANCIAL STATISTICS

December 31	Value of Net Assets	Shares Outstanding*	Net Asset Value per Share*	Dividends from Net Investment Income per Share*		Distributions from Net Realized Gains per Share*
1994	$332,279,398	18,570,450	$17.89	$.61		$.79
1995	401,404,971	19,109,075	21.01	.58		.81
1996	484,588,990	19,598,729	24.73	.55		.88
1997	556,452,549	20,134,181	27.64	.51		1.04
1998	474,821,118	20,762,063	22.87	.52		1.01
1999	565,075,001	21,471,270	26.32	.48		1.07
2000	688,172,867	21,053,644	32.69	.39		1.35
2001	526,491,798	21,147,563	24.90	.43		1.07
2002	451,275,463	21,510,067	20.98	.43		.68
2003	522,941,279	21,736,777	24.06	.38		.81
March 31, 2004 (unaudited)	537,220,905	21,736,777	24.71	.17	†	.09	†

*	Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
†	Paid or declared.

Common Stock

Listed on the New York Stock Exchange

and the Pacific Exchange

Petroleum & Resources Corporation

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(410) 752-5900 or (800) 638-2479

Website: www.peteres.com

E-mail: contact@peteres.com

Counsel: Chadbourne & Parke L.L.P.

Independent Auditors: PricewaterhouseCoopers LLP

Transfer Agent & Registrar: American Stock Transfer & Trust Co.

Custodian of Securities: The Bank of New York

This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders was held on March 30, 2004. For those nominated, the following votes were cast for directors:

	votes for	votes withheld
(A) Enrique R. Arzac:	19,134,133	349,341

(B) Phyllis O. Bonanno:	19,209,585	273,889

(C) Daniel E. Emerson:	19,109,564	373,910

(D) Thomas H. Lenagh:	19,106,335	377,139

(E) W.D. MacCallan:	19,109,902	373,572

(F) Kathleen T. McGahran:	19,207,336	276,138

(G) W. Perry Neff:	19,121,413	362,061

(H) Douglas G. Ober:	19,126,867	356,607

(I) Landon Peters:	19,129,555	353,919

(J) John J. Roberts:	19,116,336	367,138

(K) Susan C. Schwab:	19,193,164	290,310

(L) Robert J.M. Wilson:	19,114,964	368,510

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the firm of independent auditors of the Corporation for 2004 was approved with 19,212,888 votes for, 137,447 votes against and 133,146 votes abstaining.

SHAREHOLDER INFORMATION AND SERVICES

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a “year-end” distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in “street” or brokerage accounts may make their elections by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
Service Fee	$2.50 per investment
Brokerage Commission	$0.05 per share

Reinvestment of Dividends**
Service Fee	2% of amount invested
(maximum of $2.50 per investment)
Brokerage Commission	$0.05 per share

Sale of Shares
Service Fee	$10.00
Brokerage Commission	$0.05 per share

Deposit of Certificates for safekeeping $7.50
Book to Book Transfers	Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments

Initial minimum investment (non-holders)	$500.00
Minimum optional investment (existing holders)	$50.00
Electronic Funds Transfer (monthly minimum)	$50.00
Maximum per transaction	$25,000.00
Maximum per year	NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in “street” name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a “street” name or brokerage account, please contact your broker for details about how you can participate in AST’s Plan or contact AST.

The Corporation

Petroleum & Resources Corporation

Lawrence L. Hooper, Jr.

Vice President, General Counsel and Secretary

Seven St. Paul Street, Suite 1140, Baltimore, MD 21202

(800) 638-2479

Website: www.peteres.com

E-mail: contact@peteres.com

The Transfer Agent

American Stock Transfer & Trust Company

Address Shareholder Inquiries to:

Shareholder Relations Department

59 Maiden Lane

New York, NY 10038

(866) 723-8330

Website: www.amstock.com

E-mail: info@amstock.com

Investors Choice Mailing Address:

Attention: Dividend Reinvestment

P.O. Box 922

Wall Street Station

New York, NY 10269

Website: www.InvestPower.com

E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There will be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.